7. Inventory (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Inventories gross	R$ 214,889	R$ 189,826
Losses on adjustment to realizable amount	(11,611)	(6,767)
Total inventories	203,278	183,059
Mobile Handsets and Tablets [Member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	146,295	145,819
Accessories and Prepaid Cards [Member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	61,436	33,621
TIM Chips [Member]
Disclosure of fair value measurement of assets [line items]
Inventories gross	R$ 7,158	R$ 10,386